Annual Total Returns- Transamerica MLP Energy Income (Retail Class) [BarChart] - Retail Class - Transamerica MLP Energy Income - A	2014	2015	2016	2017	2018	2019	2020
Total	3.35%	(37.19%)	29.65%	(0.38%)	(15.60%)	15.33%	(11.45%)